As of June 30, 2007

Security		Holding		Market Value

BP PLC ADR		4,359.00	314,458.26
Coca Cola Femsa ADR	486,617.00	21,547,400.76
Cemex ADR		326,419.00	12,044,861.10
Goldfields ADR		2,309,982.00	36,266,717.40
Royal Dutch Shell ADR	920.00		74,404.00
Unilever ADR		583,237.80	18,815,251.43
Vodafone Group ADR	1,547.00	52,025.61
Petroleo Bras. ADR	2,720.00	175,113.60
KT Corp ADR		609,638.00	14,302,107.48